Derivative Financial Instruments - Fair value of the derivative assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments
Derivative financial instruments, current assets	$ 429	$ 6,222
Derivative financial instruments, non-current assets	3,572	8,966
Derivative financial assets	4,001	15,188
Derivative financial instruments, current liability	8,095	2,091
Derivative financial instruments, non-current liability	41,837	10,001
Derivative financial liabilities	49,932	12,092
Financial assets designated and effective as hedging instruments carried at fair value | Cross currency swaps
Financial Instruments
Derivative financial assets	3,594
Financial assets carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Financial Instruments
Derivative financial assets	18	15,188
Financial assets carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Financial Instruments
Derivative financial assets	389
Financial liabilities designated and effective as hedging instruments carried at fair value | Cross currency swaps
Financial Instruments
Derivative financial liabilities		1,429
Financial liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Financial Instruments
Derivative financial liabilities	49,891	9,196
Financial liabilities carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Financial Instruments
Derivative financial liabilities	$ 41	$ 1,467